NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS - Summary of Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liabilities from Financing Activities [Roll Forward]
Additions of lease liabilities	$ 26,700	$ 23,700	$ 700
Interest expense	1,394	527	142
Lease liabilities
Liabilities from Financing Activities [Roll Forward]
Beginning balance	23,602	2,504	3,373
Additions of lease liabilities	26,692	23,703	678
Changes from financing cash flows	(3,755)	(2,596)	(1,419)
Disposal	0	0	(68)
Interest expense	1,394	527	142
Interest paid classified as operating cash flows	(1,394)	(527)	(142)
Foreign exchange movement	805	(9)	(60)
Ending balance	$ 47,344	$ 23,602	$ 2,504